COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
7.	COMMITMENTS AND CONTINGENCIES

In 2012, Viatar CTC Solutions sued Bridgemedica in New York State Supreme Court for $1.5 million of damages arising from breach of contract and other claims relating to non-performance under various engineering development contracts. Bridgemedica counterclaimed for $179,000 for delinquent payments.

On April 8, 2014, the Company settled with Bridgemedica. The Company issued 150,000 shares of common stock and will pay four installments totaling $20,000 cash to Bridgemedica. At December 31, 2013, accrued expenses on the condensed consolidated balance sheets included $168,593 payable to Bridgemedica. At September 30, 2014 and December 31, 2013, accrued expenses on the condensed consolidated balance sheets included $5,000 and $168,593 payable to Bridgemedica, respectively. The outstanding balance due to Bridgemedica was repaid in October 2014.

7.	COMMITMENTS AND CONTINGENCIES

The Company’s patent portfolio consists of a total of over 30 licensed and owned patents and patent applications.

There are 3 core patent groups with a broad range of claims applicable to Viatar’s oncology products; these have been filed as 14 applications: three in the United States and 11 in foreign jurisdictions, with anticipated expiration dates of 2030 to 2034 (assuming they are issued). These are now either in pre-publication phase or in various stages of examination. All of the 14 patents and applications relevant to Viatar’s oncology products are owned by Viatar.

The Company’s patent portfolio also includes 8 issued patents and 8 patent applications that pertain to cardiology, nephrology and other potential medical or commercial applications. These are licensed from Columbia University under customary terms for milestones, royalties and other payments; but the Company will not incur any costs for them in conducting its oncology products business. In addition, the Company has licensing agreements with other companies for coating and filter manufacturing techniques which are not relevant to Viatar’s oncology products and will lapse over time.

The licensed patents expire at various times from 2018 to 2029, while the last-dated pending patent applications (if issued) would expire in 2031. The Company’s license agreements have broad, exclusive “field of use” clauses, which cover all currently planned product applications on a worldwide basis. These agreements also contain customary provisions regarding royalty rates, minimum annual payments, milestone payments, sublicense payments, and payments in the event of a change of control.

The total royalties payable under the Company’s license agreements (none of which pertain to Viatar’s oncology products) once commercial sales commence will range from 2.75% to 10% of the net sales price for a given product category or component, depending on product mix, expiration of certain patents, and the level of sales. The total minimum annual royalty payments for the first year after regulatory approval is obtained will be $200,000 or zero depending on the product category; thereafter minimum annual payments will be zero or in the range of $400,000 to $1,000,000, depending primarily on whether the Company obtains regulatory approval for additional product categories. In the event the Company achieves $50 million of annual sales, either cumulatively or for certain product categories in a single year, additional payments of $500,000 would be due. Aggregate milestone payments of $300,000 are due pursuant to one license agreement during the period from 2012 until various regulatory approvals are first obtained, but the licensor has waived that provision for 2012 and 2013. In addition, the license agreement with Columbia provides that the Company will be required to pay a one-time fee equal to 5% of the valuation of the Company, as defined in the license agreement, in connection with certain “Trigger Events,” as defined in the license agreement, such as a sale, merger or initial public offering, among other events. This arrangement does not pertain to Viatar’s oncology products, since they do not utilize any of the intellectual property covered by the license agreement with Columbia.

The license agreement with Columbia provides for an annual cap of $200,000 in 2012 on the Company’s patent expense reimbursement obligation. The annual cap for subsequent years has not been negotiated, and the cap will expire in its entirety once the Company obtains regulatory approval to sell a licensed product or raises an aggregate of $15 million of financing.

In 2012, Vizio sued Bridgemedica in New York State Supreme Court for $1.5 million of damages arising from breach of contract and other claims relating to non-performance under various engineering development contracts. Bridgemedica counterclaimed for $179,000 for delinquent payments.